Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Unrestricted cash	$ 4,995	$ 22,539
Restricted cash
Accounts receivable
Prepaid expenses		1,853
Total Current Assets	4,995	24,391
Due to/from related parties
Capitalized bond issuance costs
FF&E
First trust deed mortgages
Other trust deed mortgages
Unsecured loans receivable
Preferred equity interests
TOTAL ASSETS	4,995	24,391
Current Liabilities
Accounts payable	16,058	4,230
Bonds issued and outstanding at par	150,000
Advances from related party	619,999	469,528
Total Current Liabilities	786,057	473,758
Bonds issued and outstanding at par	45,000	196,000
Total Liabilities	831,057	669,758
Commitments and contingencies
Common stock, $0.01 per share par value; 3,000 shares authorized, issued and outstanding at December 31, 2025 and December 31, 2024	30	30
Additional paid in capital
Retained earnings	(826,092)	(645,397)
Total Equity	(826,062)	(645,367)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY/(DEFICIT)	$ 4,995	$ 24,391